Distribution Date:	09/17/21	Benchmark 2018-B4 Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-B4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(302) 636-4140
Modified Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	25	Rating Agency	Standard & Poor's Rating Services
Historical Bond / Collateral Loss Reconciliation Detail	26			(212) 438-2430
Interest Shortfall Detail - Collateral Level	27		55 Water Street, | New York, NY 10041
Supplemental Notes	28	Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800, | Chicago, IL 60606
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street, | New York, NY 10004
		Controlling Class	Barings LLC
		Representative
			-

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08161HAA8	3.125000%	22,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161HAB6	3.976000%	137,057,000.00	131,845,088.27	514,304.20	436,846.73	0.00	0.00	951,150.93	131,330,784.07	30.75%	30.00%
A-3	08161HAC4	3.886000%	30,000,000.00	30,000,000.00	0.00	97,150.00	0.00	0.00	97,150.00	30,000,000.00	30.75%	30.00%
A-SB	08161HAD2	4.059000%	41,328,000.00	41,328,000.00	0.00	139,791.96	0.00	0.00	139,791.96	41,328,000.00	30.75%	30.00%
A-4	08161HAE0	3.858000%	240,000,000.00	240,000,000.00	0.00	771,600.00	0.00	0.00	771,600.00	240,000,000.00	30.75%	30.00%
A-5	08161HAF7	4.121000%	339,983,000.00	339,983,000.00	0.00	1,167,558.29	0.00	0.00	1,167,558.29	339,983,000.00	30.75%	30.00%
A-M	08161HAH3	4.311000%	111,503,000.00	111,503,000.00	0.00	400,574.53	0.00	0.00	400,574.53	111,503,000.00	20.89%	20.38%
B	08161HAJ9	4.430000%	55,028,000.00	55,028,000.00	0.00	203,145.03	0.00	0.00	203,145.03	55,028,000.00	16.02%	15.63%
C	08161HAK6	4.706606%	49,236,000.00	49,236,000.00	0.00	193,112.04	0.00	0.00	193,112.04	49,236,000.00	11.66%	11.38%
D	08161HAQ3	2.956606%	23,000,000.00	23,000,000.00	0.00	56,668.28	0.00	0.00	56,668.28	23,000,000.00	9.62%	9.39%
E-RR	08161HAT7	4.706606%	34,924,000.00	34,924,000.00	0.00	136,977.92	0.00	0.00	136,977.92	34,924,000.00	6.53%	6.38%
F-RR	08161HAV2	4.706606%	21,721,000.00	21,721,000.00	0.00	85,193.49	0.00	0.00	85,193.49	21,721,000.00	4.61%	4.50%
G-RR	08161HAX8	4.706606%	11,585,000.00	11,585,000.00	0.00	45,438.36	0.00	0.00	45,438.36	11,585,000.00	3.59%	3.50%
H-RR	08161HAZ3	4.706606%	40,547,279.00	40,547,279.00	0.00	120,073.00	0.00	0.00	120,073.00	40,547,279.00	0.00%	0.00%
S	08161HBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161HBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,158,480,279.00	1,130,700,367.27	514,304.20	3,854,129.63	0.00	0.00	4,368,433.83	1,130,186,063.07

Notional Certificates
X-A	08161HAG5	0.664591%	922,439,000.00	894,659,088.27	0.00	495,485.00	0.00	0.00	495,485.00	894,144,784.07
X-B	08161HAL4	0.276606%	55,028,000.00	55,028,000.00	0.00	12,684.23	0.00	0.00	12,684.23	55,028,000.00
X-D	08161HAN0	1.750000%	23,000,000.00	23,000,000.00	0.00	33,541.67	0.00	0.00	33,541.67	23,000,000.00
Notional SubTotal			1,000,467,000.00	972,687,088.27	0.00	541,710.90	0.00	0.00	541,710.90	972,172,784.07

Deal Distribution Total					514,304.20	4,395,840.53	0.00	0.00	4,910,144.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161HAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161HAB6	961.97267028	3.75248400	3.18733614	0.00000000	0.00000000	0.00000000	0.00000000	6.93982015	958.22018627
A-3	08161HAC4	1,000.00000000	0.00000000	3.23833333	0.00000000	0.00000000	0.00000000	0.00000000	3.23833333	1,000.00000000
A-SB	08161HAD2	1,000.00000000	0.00000000	3.38250000	0.00000000	0.00000000	0.00000000	0.00000000	3.38250000	1,000.00000000
A-4	08161HAE0	1,000.00000000	0.00000000	3.21500000	0.00000000	0.00000000	0.00000000	0.00000000	3.21500000	1,000.00000000
A-5	08161HAF7	1,000.00000000	0.00000000	3.43416668	0.00000000	0.00000000	0.00000000	0.00000000	3.43416668	1,000.00000000
A-M	08161HAH3	1,000.00000000	0.00000000	3.59250002	0.00000000	0.00000000	0.00000000	0.00000000	3.59250002	1,000.00000000
B	08161HAJ9	1,000.00000000	0.00000000	3.69166661	0.00000000	0.00000000	0.00000000	0.00000000	3.69166661	1,000.00000000
C	08161HAK6	1,000.00000000	0.00000000	3.92217158	0.00000000	0.00000000	0.00000000	0.00000000	3.92217158	1,000.00000000
D	08161HAQ3	1,000.00000000	0.00000000	2.46383826	0.00000000	0.00000000	0.00000000	0.00000000	2.46383826	1,000.00000000
E-RR	08161HAT7	1,000.00000000	0.00000000	3.92217157	0.00000000	0.00000000	0.00000000	0.00000000	3.92217157	1,000.00000000
F-RR	08161HAV2	1,000.00000000	0.00000000	3.92217163	0.00000000	0.00000000	0.00000000	0.00000000	3.92217163	1,000.00000000
G-RR	08161HAX8	1,000.00000000	0.00000000	3.92217177	0.00000000	0.00000000	0.00000000	0.00000000	3.92217177	1,000.00000000
H-RR	08161HAZ3	1,000.00000000	0.00000000	2.96130845	0.96086324	4.43325556	0.00000000	0.00000000	2.96130845	1,000.00000000
S	08161HBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161HBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161HAG5	969.88428316	0.00000000	0.53714663	0.00000000	0.00000000	0.00000000	0.00000000	0.53714663	969.32673496
X-B	08161HAL4	1,000.00000000	0.00000000	0.23050502	0.00000000	0.00000000	0.00000000	0.00000000	0.23050502	1,000.00000000
X-D	08161HAN0	1,000.00000000	0.00000000	1.45833348	0.00000000	0.00000000	0.00000000	0.00000000	1.45833348	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	436,846.73	0.00	436,846.73	0.00	0.00	0.00	436,846.73	0.00
A-3	08/01/21 - 08/30/21	30	0.00	97,150.00	0.00	97,150.00	0.00	0.00	0.00	97,150.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	139,791.96	0.00	139,791.96	0.00	0.00	0.00	139,791.96	0.00
A-4	08/01/21 - 08/30/21	30	0.00	771,600.00	0.00	771,600.00	0.00	0.00	0.00	771,600.00	0.00
A-5	08/01/21 - 08/30/21	30	0.00	1,167,558.29	0.00	1,167,558.29	0.00	0.00	0.00	1,167,558.29	0.00
X-A	08/01/21 - 08/30/21	30	0.00	495,485.00	0.00	495,485.00	0.00	0.00	0.00	495,485.00	0.00
X-B	08/01/21 - 08/30/21	30	0.00	12,684.23	0.00	12,684.23	0.00	0.00	0.00	12,684.23	0.00
X-D	08/01/21 - 08/30/21	30	0.00	33,541.67	0.00	33,541.67	0.00	0.00	0.00	33,541.67	0.00
A-M	08/01/21 - 08/30/21	30	0.00	400,574.53	0.00	400,574.53	0.00	0.00	0.00	400,574.53	0.00
B	08/01/21 - 08/30/21	30	0.00	203,145.03	0.00	203,145.03	0.00	0.00	0.00	203,145.03	0.00
C	08/01/21 - 08/30/21	30	0.00	193,112.04	0.00	193,112.04	0.00	0.00	0.00	193,112.04	0.00
D	08/01/21 - 08/30/21	30	0.00	56,668.28	0.00	56,668.28	0.00	0.00	0.00	56,668.28	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	136,977.92	0.00	136,977.92	0.00	0.00	0.00	136,977.92	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	85,193.49	0.00	85,193.49	0.00	0.00	0.00	85,193.49	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	45,438.36	0.00	45,438.36	0.00	0.00	0.00	45,438.36	0.00
H-RR	08/01/21 - 08/30/21	30	140,796.06	159,033.39	0.00	159,033.39	38,960.39	0.00	0.00	120,073.00	179,756.45
Totals			140,796.06	4,434,800.92	0.00	4,434,800.92	38,960.39	0.00	0.00	4,395,840.53	179,756.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	4,910,144.73
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,450,608.39	Master Servicing Fee	7,305.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,600.63
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	486.83
ARD Interest	0.00	Operating Advisor Fee	2,124.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,450,608.39	Total Fees	15,807.49

Principal		Expenses/Reimbursements
Scheduled Principal	514,304.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	36,953.95
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,006.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	514,304.20	Total Expenses/Reimbursements	38,960.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,395,840.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	514,304.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,910,144.73
Total Funds Collected	4,964,912.59	Total Funds Distributed	4,964,912.61

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.			Fitch Ratings, Inc.		Standard & Poor's Rating Services
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	08161HAA8	AAA	Discontinued	09/01/21	AAA	PIF	09/01/21	AAA	N/A	09/01/21
	A2	08161HAB6	AAA	AAA	09/01/21	AAA	AAA	09/01/21	AAA	AAA	09/01/21
	A3	08161HAC4	AAA	AAA	09/01/21	AAA	AAA	09/01/21	AAA	AAA	09/01/21
	ASB	08161HAD2	AAA	AAA	09/01/21	AAA	AAA	09/01/21	AAA	AAA	09/01/21
	A4	08161HAE0	AAA	AAA	09/01/21	AAA	AAA	09/01/21	AAA	AAA	09/01/21
	A5	08161HAF7	AAA	AAA	09/01/21	AAA	AAA	09/01/21	AAA	AAA	09/01/21
	XA	08161HAG5	AAA	AAA	09/01/21	AAA	AAA	09/01/21	NR	N/A	09/01/21
	XB	08161HAL4	AA	AA (high)	09/01/21	AA-	AA-	09/01/21	NR	N/A	09/01/21
	XD	08161HAN0	A	A	09/01/21	BBB	BBB	09/01/21	NR	N/A	09/01/21
	AM	08161HAH3	AAA	AAA	09/01/21	AAA	AAA	09/01/21	NR	N/A	09/01/21
	B	08161HAJ9	AA	AA	09/01/21	AA-	AA-	09/01/21	NR	N/A	09/01/21
	C	08161HAK6	A	A (high)	09/01/21	A-	A-	09/01/21	NR	N/A	09/01/21
	D	08161HAQ3	A	A (low)	09/01/21	BBB	BBB	09/01/21	NR	N/A	09/01/21
ERR		08161HAT7	BBB	N/A	09/01/21	BBB-	N/A	09/01/21	NR	N/A	09/01/21
	FRR	08161HAV2	BB	N/A	09/01/21	BB-	N/A	09/01/21	NR	N/A	09/01/21
GRR		08161HAX8	B	N/A	09/01/21	B-	N/A	09/01/21	NR	N/A	09/01/21
HRR		08161HAZ3	NR	N/A	09/01/21	NR	N/A	09/01/21	NR	N/A	09/01/21
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,130,700,367.53	1,130,700,367.53	Beginning Certificate Balance	1,130,700,367.27
(-) Scheduled Principal Collections	514,304.20	514,304.20	(-) Principal Distributions	514,304.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,130,186,063.33	1,130,186,063.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,130,814,358.38	1,130,814,358.38	Ending Certificate Balance	1,130,186,063.07
Ending Actual Collateral Balance	1,130,412,103.55	1,130,412,103.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.26)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.26)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP
	7,499,999 or less	6	29,773,154.23	2.63%	64	5.0928	1.586567	1.44 or less	17	336,052,241.21	29.73%	69	5.0694	0.689071
7,500,000 to 14,999,999		12	128,306,314.91	11.35%	80	4.8842	1.744944	1.45 to 1.49	2	44,000,000.00	3.89%	81	4.8353	1.460555
15,000,000 to 24,999,999		12	231,352,822.99	20.47%	76	5.0174	1.239431	1.50 to 1.74	7	87,142,842.84	7.71%	80	4.7713	1.621785
25,000,000 to 49,999,999		10	340,905,967.14	30.16%	66	4.6338	1.403884	1.75 to 1.99	8	228,181,304.31	20.19%	71	4.5735	1.833841
	50,000,000 or greater	7	393,800,000.00	34.84%	73	4.1067	2.279115	2.00 to 2.49	7	228,761,870.91	20.24%	78	4.1353	2.220474
	Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802	2.50 or greater	6	200,000,000.00	17.70%	64	4.0714	2.852075
								Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP
							Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP
Arizona	2	69,527,665.66	6.15%	77	3.7391	2.474207
							Industrial	4	71,223,341.32	6.30%	82	4.9984	1.671759
California	10	273,051,279.72	24.16%	73	4.4121	1.691742
							Lodging	10	170,835,845.02	15.12%	53	5.1782	0.338811
Florida	3	137,700,939.86	12.18%	80	4.2833	1.627266
							Mixed Use	3	53,000,000.00	4.69%	80	4.9609	0.993028
Hawaii	1	19,050,000.00	1.69%	81	5.0880	0.069100
							Multi-Family	6	161,610,216.67	14.30%	72	4.2788	1.855913
Illinois	2	88,023,388.33	7.79%	47	4.7279	2.397595
							Office	19	343,639,928.26	30.41%	71	4.1854	2.340712
Kansas	1	2,081,565.00	0.18%	81	5.0100	1.776100
							Retail	16	309,728,928.00	27.41%	79	4.6208	1.581282
Maryland	1	8,221,230.28	0.73%	20	5.0960	(0.425600)
							Self Storage	1	14,100,000.00	1.25%	81	5.0700	2.179000
Michigan	1	10,627,443.81	0.94%	20	5.0960	(0.425600)
							Totals	60	1,130,186,063.33	100.00%	72	4.5708	1.718802
Mississippi	1	10,025,890.57	0.89%	20	5.0960	(0.425600)

Montana	1	9,018,313.53	0.80%	80	4.8600	1.324800

Nevada	1	15,050,000.00	1.33%	80	4.8850	1.420900

New Jersey	4	87,300,000.00	7.72%	81	4.7897	1.658574

New Mexico	1	1,198,435.00	0.11%	81	5.0100	1.776100

New York	6	117,139,807.92	10.36%	70	4.6029	1.865854

North Carolina	11	58,762,312.21	5.20%	79	4.6913	1.936988

Ohio	3	37,673,241.51	3.33%	81	5.0801	1.667000

Oklahoma	2	43,780,838.99	3.87%	79	4.9526	1.736575

Pennsylvania	2	31,304,332.02	2.77%	81	5.2733	1.539945

Tennessee	1	38,053,014.15	3.37%	81	4.9400	0.108900

Texas	1	10,844,872.88	0.96%	76	4.9200	(0.670700)

Utah	1	6,131,539.93	0.54%	80	5.0950	1.140000

Virginia	1	30,000,000.00	2.65%	39	3.8800	1.880100

Washington	2	19,572,147.90	1.73%	79	4.7107	1.666868

Totals	60	1,130,186,063.33	100.00%	72	4.5708	1.718802

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP
	3.9999% or less	5	220,000,000.00	19.47%	73	3.6943	2.448582	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	3	165,000,000.00	14.60%	82	4.1066	2.106500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	10,000,000.00	0.88%	80	4.3800	1.677300	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	156,208,562.88	13.82%	59	4.6099	2.414362	37 months to 48 months	47	1,124,138,259.27	99.46%	72	4.5688	1.720410
	4.7500% to 4.9999%	14	304,594,747.78	26.95%	81	4.8838	1.290293	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	17	268,334,948.61	23.74%	62	5.1956	0.971860	Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802
	Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP
	60 months or less	7	166,514,372.58	14.73%	24	4.8175	1.528991	Interest Only	22	618,480,000.00	54.72%	69	4.2377	2.104212
61 months to 77 months		2	70,844,872.88	6.27%	76	3.7678	2.122191	299 months or less	2	36,217,528.88	3.20%	79	5.0584	1.796522
	78 months or greater	38	886,779,013.81	78.46%	80	4.5861	1.724255	300 months to 350 months	23	469,440,730.39	41.54%	74	4.9673	1.208884
	Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,047,804.06	0.54%	80	4.9400	NAP				None
Underwriter's Information		4	90,000,000.00	7.96%	80	4.1038	2.835556
	12 months or less	42	1,023,293,386.39	90.54%	71	4.6060	1.647672
	13 months to 24 months	1	10,844,872.88	0.96%	76	4.9200	(0.670700)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	1,130,186,063.33	100.00%	72	4.5708	1.718802
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310731001	RT	Aventura	FL	Actual/360	4.12125%	266,164.06	0.00	0.00	N/A	07/01/28	--	75,000,000.00	75,000,000.00	09/01/21
1A	310731008				Actual/360	4.12125%	141,954.17	0.00	0.00	N/A	07/01/28	--	40,000,000.00	40,000,000.00	09/01/21
2	656120809	OF	San Francisco	CA	Actual/360	3.70925%	159,675.83	0.00	0.00	04/06/28	04/06/31	--	50,000,000.00	50,000,000.00	09/06/21
2A	656120812				Actual/360	3.70925%	95,805.50	0.00	0.00	04/06/28	04/06/31	--	30,000,000.00	30,000,000.00	09/06/21
3	310851003	OF	Tempe	AZ	Actual/360	3.55925%	183,907.50	0.00	0.00	01/06/28	01/06/33	--	60,000,000.00	60,000,000.00	09/06/21
4	304102053	Various Various		Various	Actual/360	4.89825%	248,000.04	0.00	0.00	N/A	07/06/28	--	58,800,000.00	58,800,000.00	09/06/21
5	656120805	MF	San Francisco	CA	Actual/360	3.72225%	160,244.95	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	09/06/21
6	310851006	OF	Chicago	IL	Actual/360	4.62725%	199,235.28	0.00	0.00	N/A	07/01/23	--	50,000,000.00	50,000,000.00	09/01/21
7	310851007	OF	New York	NY	Actual/360	4.07325%	175,365.28	0.00	0.00	06/01/28	06/01/29	--	50,000,000.00	50,000,000.00	09/01/21
8	310550009	OF	Durham	NC	Actual/360	4.57525%	180,042.91	0.00	0.00	N/A	04/01/28	--	45,705,000.00	45,705,000.00	09/01/21
9	310851009	MF	Jersey City	NJ	Actual/360	4.66225%	80,283.11	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	09/06/21
9A	310851109				Actual/360	4.66225%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	09/06/21
9B	310851119				Actual/360	4.66225%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	09/06/21
10	310851010	LO	Nashville	TN	Actual/360	4.94025%	162,090.98	51,173.29	0.00	N/A	06/01/28	--	38,104,187.44	38,053,014.15	09/01/21
11	304102040	OF	Westchester	IL	Actual/360	4.86025%	159,345.39	51,973.86	0.00	N/A	06/06/28	--	38,075,362.19	38,023,388.33	09/06/21
12	310851012	RT	Sherman Oaks	CA	Actual/360	4.75125%	131,939.23	0.00	0.00	N/A	05/01/28	--	32,250,000.00	32,250,000.00	09/01/21
13	310550004	LO	Glendale	CA	Actual/360	5.44825%	145,431.33	0.00	0.00	N/A	06/01/23	--	31,000,000.00	31,000,000.00	09/01/21
14	310851114	MF	Alexandria	VA	Actual/360	3.88025%	100,233.33	0.00	0.00	N/A	12/01/24	--	30,000,000.00	30,000,000.00	09/01/21
15	310851015	LO	Various	Various	Actual/360	5.09625%	126,842.03	30,542.14	0.00	N/A	05/01/23	--	28,905,106.80	28,874,564.66	10/01/20
16	656120761	LO	Addison	TX	Actual/360	4.92025%	46,372.34	100,604.85	0.00	N/A	01/06/28	--	10,945,477.73	10,844,872.88	08/06/21
17	304102039	MU	Los Angeles	CA	Actual/360	5.04025%	117,180.00	0.00	0.00	N/A	05/06/28	--	27,000,000.00	27,000,000.00	06/06/21
18	656120796	MF	Jenks	OK	Actual/360	5.03525%	100,615.25	46,042.51	0.00	N/A	03/06/28	--	23,206,259.18	23,160,216.67	09/06/21
19	310851019	IN	North Canton	OH	Actual/360	5.21025%	102,972.96	28,961.95	0.00	N/A	07/06/28	--	22,952,303.27	22,923,341.32	09/06/21
20	304102056	RT	Brooklyn	NY	Actual/360	4.98025%	102,920.00	0.00	0.00	N/A	07/06/28	--	24,000,000.00	24,000,000.00	09/06/21
21	304102059	RT	Yukon	OK	Actual/360	4.86025%	86,400.02	24,542.59	0.00	N/A	06/06/28	--	20,645,164.91	20,620,622.32	09/06/21
22	656120821	RT	Kailua-Kona	HI	Actual/360	5.08825%	83,464.40	0.00	0.00	N/A	06/06/28	--	19,050,000.00	19,050,000.00	09/06/21
23	310851023	LO	Lake Placid	NY	Actual/360	5.31825%	83,166.24	22,549.40	0.00	N/A	06/01/23	--	18,162,357.32	18,139,807.92	09/01/21
24	656120825	LO	Orlando	FL	Actual/360	5.27525%	80,491.20	19,184.37	0.00	N/A	06/06/28	--	17,720,124.23	17,700,939.86	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	310550103	MU	Monterey Park	CA	Actual/360	4.84525%	75,097.50	0.00	0.00	N/A	04/01/28	--	18,000,000.00	18,000,000.00	08/01/21
26	310851026	LO	Hershey	PA	Actual/360	5.44025%	80,690.34	20,835.10	0.00	N/A	06/06/28	--	17,225,167.12	17,204,332.02	09/06/21
27	310851027	RT	Everett	WA	Actual/360	4.56025%	60,950.55	18,649.48	0.00	N/A	04/01/28	--	15,522,212.36	15,503,562.88	09/01/21
28	310851028	RT	Las Vegas	NV	Actual/360	4.88525%	63,308.24	0.00	0.00	N/A	05/06/28	--	15,050,000.00	15,050,000.00	09/06/21
29	310851029	RT	Cleveland	OH	Actual/360	4.85525%	58,419.73	16,819.55	0.00	N/A	04/06/28	--	13,973,690.46	13,956,870.91	09/06/21
30	310851030	SS	Philadelphia	PA	Actual/360	5.07025%	61,558.25	0.00	0.00	N/A	06/06/28	--	14,100,000.00	14,100,000.00	09/06/21
31	656120837	RT	Washington	NC	Actual/360	5.10025%	57,454.06	25,206.29	0.00	N/A	06/01/28	--	13,082,518.50	13,057,312.21	09/01/21
32	304102032	RT	Menifee	CA	Actual/360	5.15025%	50,392.34	11,854.65	0.00	N/A	05/06/28	--	11,363,134.37	11,351,279.72	09/06/21
33	304102037	MF	New York	NY	Actual/360	4.38025%	37,716.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	09/06/21
34	656120774	RT	Flagstaff	AZ	Actual/360	4.87025%	40,006.42	12,183.26	0.00	N/A	05/06/28	--	9,539,848.92	9,527,665.66	09/06/21
35	304102034	LO	Missoula	MT	Actual/360	4.86025%	37,793.51	12,394.81	0.00	N/A	05/06/28	--	9,030,708.34	9,018,313.53	09/06/21
36	310851036	MF	Antioch	CA	Actual/360	4.98525%	36,272.80	0.00	0.00	N/A	05/06/28	--	8,450,000.00	8,450,000.00	09/06/21
37	310851037	MU	Los Angeles	CA	Actual/360	4.95525%	34,134.44	0.00	0.00	N/A	06/06/28	--	8,000,000.00	8,000,000.00	09/06/21
38	656120822	RT	Palmdale	CA	Actual/360	5.19125%	31,290.19	0.00	0.00	N/A	06/06/28	--	7,000,000.00	7,000,000.00	09/06/21
39	310851039	OF	Riverton	UT	Actual/360	5.09525%	26,936.52	8,031.37	0.00	N/A	05/06/28	--	6,139,571.30	6,131,539.93	09/06/21
40	304102041	MF	Lima	OH	Actual/360	4.94025%	25,754.91	6,634.60	0.00	N/A	05/06/28	--	6,054,438.66	6,047,804.06	09/06/21
41	656120820	RT	Various	Various	Actual/360	5.28525%	22,152.92	6,120.13	0.00	N/A	05/06/28	--	4,867,734.43	4,861,614.30	09/06/21
42	304102048	RT	Miami	FL	Actual/360	4.50025%	19,375.00	0.00	0.00	N/A	06/06/23	--	5,000,000.00	5,000,000.00	09/06/21
43	304102038	RT	New York	NY	Actual/360	5.55025%	16,727.08	0.00	0.00	N/A	06/06/23	--	3,500,000.00	3,500,000.00	09/06/21
44	304102044	OF	Various	Various	Actual/360	5.01025%	14,150.47	0.00	0.00	N/A	06/06/28	--	3,280,000.00	3,280,000.00	09/06/21
Totals							4,450,608.39	514,304.20	0.00				1,130,700,367.53	1,130,186,063.33
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	115,600,112.20	66,737,901.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,287,329.59	11,701,754.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	53,434,565.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	1,426,359.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	32,600,206.82	6,685,323.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	53,760,047.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,164,907.39	11,328,466.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,616,128.91	4,036,693.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,492,987.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,130,485.79	826,695.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,018,394.61	5,406,374.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,501,389.83	1,240,919.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	589,950.88	933,196.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	11,422,194.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(1,383,704.83)	(523,725.70)	07/01/20	06/30/21	--	0.00	0.00	156,969.49	1,498,471.73	442,078.26	0.00
16	(650,898.00)	(841,466.00)	04/01/19	03/31/20	--	0.00	0.00	196,421.57	196,421.57	0.00	0.00
17	1,378,108.17	743,628.69	01/01/21	06/30/21	--	0.00	0.00	343,937.40	343,937.40	0.00	0.00
18	3,195,823.22	1,791,485.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,585,302.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,494,561.20	898,417.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,821,869.32	915,495.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,284,812.00	31,308.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,857,369.81	2,589,476.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	397,052.92	521,088.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	10,217,312.00	2,477,775.54	01/01/20	09/30/20	07/12/21	1,163,643.40	4,849.81	873,600.38	873,600.38	0.00	0.00
26	766,535.00	1,360,823.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,508,458.00	730,298.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,102,290.27	563,192.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	4,238,870.14	2,222,343.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,446,295.50	392,850.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,595,730.73	782,632.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	992,106.46	556,328.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	884,595.29	380,528.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	852,055.21	496,177.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	421,920.71	904,324.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	785,087.00	414,446.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	507,494.00	357,263.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	631,833.00	315,837.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	500,626.00	249,713.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	415,963.32	282,399.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	704,015.33	266,750.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	207,905.04	121,400.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	297,783.21	149,265.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	372,675,871.90	129,473,746.91				1,163,643.40	4,849.81	1,570,928.84	2,912,431.08	442,078.26	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	28,874,564.66	0	0.00	0	0.00	1	18,000,000.00	0	0.00	0	0.00	4.570817%	4.541816%	72
08/17/21	0	0.00	1	27,000,000.00	2	46,905,106.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571015%	4.541989%	73
07/16/21	0	0.00	1	27,000,000.00	2	46,935,515.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571212%	4.542162%	74
06/17/21	0	0.00	0	0.00	2	46,969,874.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571426%	4.542351%	75
05/17/21	0	0.00	0	0.00	3	74,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571621%	4.536560%	76
04/16/21	0	0.00	0	0.00	2	47,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571808%	4.532528%	77
03/17/21	0	0.00	0	0.00	3	58,445,206.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571979%	4.532685%	78
02/18/21	0	0.00	1	11,547,993.61	2	47,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572195%	4.532888%	79
01/15/21	1	11,645,632.14	1	29,000,000.00	2	37,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572364%	4.533043%	80
12/17/20	1	29,000,000.00	1	19,050,000.00	1	18,000,000.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	4.572532%	4.533198%	81
11/18/20	0	0.00	1	18,000,000.00	1	19,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572715%	4.537331%	82
10/19/20	1	18,000,000.00	0	0.00	1	19,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572881%	4.537482%	83
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	310851015 10/01/20		10	6	156,969.49	1,498,471.73	565,360.26	29,000,000.00	08/05/20	1
16	656120761 08/06/21		0	B	196,421.57	196,421.57	22,939.56	10,945,477.75	06/15/20	11
25	310550103 08/01/21		0	B	873,600.38	873,600.38	0.00	18,000,000.00	11/17/20	9
Totals					1,226,991.44	2,568,493.68	588,299.82	57,945,477.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		136,514,373	107,639,808	28,874,565		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,000,000	30,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		963,671,691	963,671,691	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,130,186,063	1,101,311,499	0	0	28,874,565	0
Aug-21	1,130,700,368	1,056,795,261	0	27,000,000	46,905,107	0
Jul-21	1,131,212,464	1,057,276,949	0	27,000,000	46,935,516	0
Jun-21	1,131,767,762	1,084,797,888	0	0	46,969,874	0
May-21	1,132,275,277	1,058,275,277	0	0	74,000,000	0
Apr-21	1,132,771,457	1,085,771,457	0	0	47,000,000	0
Mar-21	1,133,208,241	1,074,763,035	0	0	58,445,207	0
Feb-21	1,133,754,641	1,075,206,648	0	11,547,994	47,000,000	0
Jan-21	1,134,187,195	1,056,491,563	11,645,632	29,000,000	37,050,000	0
Dec-20	1,134,617,889	1,068,567,889	29,000,000	19,050,000	18,000,000	0
Nov-20	1,135,084,080	1,098,034,080	0	18,000,000	19,050,000	0
Oct-20	1,135,510,917	1,098,460,917	18,000,000	0	19,050,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	310851015	28,874,564.66	29,000,000.00	52,300,000.00	--	(523,725.70)	(0.20680)	06/30/21	05/01/23	321
16	656120761	10,844,872.88	10,945,477.75	23,400,000.00	02/23/21	(841,466.00)	(0.47700)	06/30/21	01/06/28	315
25	310550103	18,000,000.00	18,000,000.00	103,200,000.00	02/10/21	3,309,729.37	0.68560	09/30/20	04/01/28	I/O
Totals		57,719,437.54	57,945,477.75	178,900,000.00		1,944,537.67

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	310851015	LO	Various	08/05/20	1

COVID - The loan transferred to special servicing on 8/5/2020 due to imminent default. The collateral consists of three lodging properties. The 226-unit DoubleTree Grand Rapids was built in 1979 and renovated in 2015. The most recent inspection on 7

/21/21 found the property to be in good condition at that time. The TTM July 2021 STR Report states 29.7% occupancy, $91.46 ADR, and $27.13 RevPAR. RevPAR Index of 86.1 compares to 110.5 in 2020. The trailing three-

month RevPAR Index is down year-ov er-year, from 86.6 to 77.7 in 2021. The 276-unit Hilton Jackson was built in 1984 and renovated in 2014. The most recent inspection on 8/13/21 found the property to be in good condition at that time. The

	TTM July 2021 STR Report states 43.9% occupanc			y, $101.63 ADR, and $44.66 RevPAR. RevPAR Index of 81.1 compares to 104.3 in 2020. The trailing three-month RevPAR Index is up year-over-year, from 79.8 to 83.5 in 2021. The 219-

unit Doubletree Annapolis was built in 1963 and renovated in 2014. The m ost recent inspection on 7/19/21 found the property to be in good condition at that time. The TTM July 2021 STR Report states 52.5% occupancy, $98.21 ADR, and

$51.52 RevPAR. RevPAR Index of 117.1 compares to 110.9 in 2020. The trailing three-month R evPAR Index is down year-over-year, from 126.1 to 116.9 in 2021. Delays have occurred to close the modification, as during the negotiations there was a proposed change to the terms that required additional approvals, which have now been received.

16	656120761	LO	TX	06/15/20	11
	COVID - Loan transferred to special servicing for payment default. The loan is secured by a 428 room lodging property located in Addison, TX. The property was built in 1984 and renovated in 2013.							As of July 2021, the hotel remains closed.
The curre nt workout strategy is for a full payoff by the end of September 2021.

25	310550103	MU	CA	11/17/20	9

The loan transferred to the Special Servicer in November 2020. The performance of the property declined following impacts of COVID. Many of the retail tenants, including AMC and 24 Hour Fitness closed, but have since reopened. 24 Hour

Fitness did not

reject this lease in bankruptcy. Collections on the residential component have also been impacted. A COVID related modification closed in August 2021. Lender agreed to retroactively defer 50% of the interest payment for 6 months as well as reserves

for 6 months, with the deferrals to be repaid from cash flow, but no later than 18 months following the deferral period, or by the October 2022 payment date. The deferred amounts are backed by a personal guaranty. The loan will return to the Master S ervicer following the rehab period.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	304102039	27,000,000.00	5.04003%	27,000,000.00	5.04003%	10	08/21/20	08/25/20	--
24	656120825	17,779,399.84	5.27503%	17,779,399.84	5.27503%	10	05/04/20	05/06/20	06/11/20
24	656120825	0.00	5.27503%	0.00	5.27503%	10	06/11/20	05/06/20	05/04/20
25	310550103	0.00	4.84503%	0.00	4.84503%	9	08/13/21	10/01/20	09/13/21
26	310851026	0.00	5.44003%	0.00	5.44003%	10	07/01/20	07/06/20	08/11/20
26	310851026	0.00	5.44003%	0.00	5.44003%	10	08/11/20	07/06/20	07/01/20
Totals		44,779,399.84		44,779,399.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	6,222.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	2,356.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,171.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	834.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	28,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,953.95	0.00	2,006.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,960.39

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Supplemental Notes
None

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